Interest and Finance Costs (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest and Finance Costs [Abstract]
Interest incurred on long-term debt	$ 150,061	$ 317,445	$ 251,596
Interest, amortization and write-off of financing fees on loan from affiliate	3,642	0	0
Amortization and write-off of financing fees	23,834	50,551	46,006
Discount on receivable from drilling contract	4,048	0	0
Amortization of convertible notes discount	0	45,261	43,769
Amortization of share lending agreement-note issuance costs	0	2,733	2,974
Commisions, commitment fees and other financial expenses	2,607	34,256	57,498
Capitalized interest	(12,060)	(39,225)	(69,714)
Total	$ 172,132	$ 411,021	$ 332,129